Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	The ESAB Group, Inc. 401(k) Retirement Savings Plan
Amendment Flag	false
Entity Central Index Key	0001983853
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	The ESAB Group, Inc. 401(k) Retirement Savings Plan
Amendment Flag	false
Entity Central Index Key	0001983853